Long-term Debt - Additional Information (Detail)		12 Months Ended
	Apr. 28, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Oct. 10, 2017 USD ($)	May 17, 2017 CAD	Apr. 07, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		4.90%	4.90%				5.30%	5.30%
Senior unsecured notes issued | $						$ 2,900,000,000
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		CAD 0					CAD 0
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		CAD 9,597,000,000					CAD 6,378,000,000
Senior unsecured notes issued | $			$ 7,650,000,000					$ 4,750,000,000
Base Shelf Prospectus [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Authorized capacity under base shelf prospectus | $			4,600,000,000	$ 7,500,000,000
Revolving Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		The committed credit facility consists of a $1.2 billion tranche maturing on November 30, 2020 and a $3.3 billion tranche maturing on November 30, 2021.
Revolving Term Debt [Member] | Committed Credit Facility [member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Increase to committed credit facility capacity	CAD 500,000,000
Revolving Term Debt [Member] | Committed Credit Facility [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Committed credit facility capacity	4,500,000,000
Revolving Term Debt [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Committed credit facility capacity	1,200,000,000
Maturity date		November 30, 2020
Revolving Term Debt [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Committed credit facility capacity	CAD 3,300,000,000
Maturity date		November 30, 2021
Committed Asset Sale Bridge Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		CAD 3,600,000,000			CAD 3,600,000,000
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		1,505,000,000
Senior unsecured notes issued | $			1,200,000,000			$ 1,200,000,000
Borrowings interest rate						4.25%
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		878,000,000
Senior unsecured notes issued | $			700,000,000			$ 700,000,000
Borrowings interest rate						5.25%
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		CAD 1,255,000,000
Senior unsecured notes issued | $			$ 1,000,000,000			$ 1,000,000,000
Borrowings interest rate						5.40%